Other real estate owned - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real Estate Properties [Line Items]
Other real estate owned included excess land and facilities held for sale	$ 5,703	$ 8,956
Residential Real Estate Properties
Real Estate Properties [Line Items]
Foreclosed residential real estate properties	1,890	4,295
Total foreclosure proceedings in process	$ 167	$ 82